Cash Flow Reconciliations - Reconciliation of derivatives (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Opening balance
Net derivative assets as of beginning of the year	$ 4,172
Net derivative assets as of end of the year	4,172
Non-cash items
Unrealized gain on interest rate swaps held for trading	2,174
Net derivative assets as of end of the year	2,174
Total
Net derivative assets as of beginning of the year	4,172
Unrealized gain on interest rate swaps held for trading	2,174
Net derivative assets as of end of the year	$ 6,346